Intangible Assets - Summary of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Intangible Assets [Line Items]
Beginning balance	$ 116,208
Ending balance	137,747	$ 116,208
Carrying Amount
Disclosure Of Intangible Assets [Line Items]
Beginning balance	131,144	142,315
Additions	2,814	2,053
Exchange differences	25,923	(13,224)
Ending balance	159,881	131,144
Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning balance	(14,936)	(11,989)
Amortization charge	(3,814)	(4,091)
Impairment	(271)	(106)
Exchange differences	(3,113)	1,250
Ending balance	(22,134)	(14,936)
Goodwill
Disclosure Of Intangible Assets [Line Items]
Beginning balance	107,241
Ending balance	128,489	107,241
Goodwill | Carrying Amount
Disclosure Of Intangible Assets [Line Items]
Beginning balance	107,241	118,213
Exchange differences	21,248	(10,972)
Ending balance	128,489	107,241
Capitalized Software
Disclosure Of Intangible Assets [Line Items]
Beginning balance	4,590
Ending balance	3,904	4,590
Capitalized Software | Carrying Amount
Disclosure Of Intangible Assets [Line Items]
Beginning balance	14,673	15,326
Additions	3
Reclassification	1,061	782
Exchange differences	2,919	(1,435)
Ending balance	18,656	14,673
Capitalized Software | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning balance	(10,083)	(8,357)
Amortization charge	(2,505)	(2,493)
Impairment		(106)
Exchange differences	(2,164)	873
Ending balance	(14,752)	(10,083)
Other Intangible Assets
Disclosure Of Intangible Assets [Line Items]
Beginning balance	3,164
Ending balance	3,723	3,164
Other Intangible Assets | Carrying Amount
Disclosure Of Intangible Assets [Line Items]
Beginning balance	8,017	7,617
Additions	1,336	1,087
Reclassification	(20)
Exchange differences	1,497	(687)
Ending balance	10,830	8,017
Other Intangible Assets | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning balance	(4,853)	(3,632)
Amortization charge	(1,309)	(1,598)
Exchange differences	(945)	377
Ending balance	(7,107)	(4,853)
Ongoing Development Costs
Disclosure Of Intangible Assets [Line Items]
Beginning balance	1,213
Ending balance	1,631	1,213
Ongoing Development Costs | Carrying Amount
Disclosure Of Intangible Assets [Line Items]
Beginning balance	1,213	1,159
Additions	1,475	966
Reclassification	(1,041)	(782)
Exchange differences	259	(130)
Ending balance	1,906	$ 1,213
Ongoing Development Costs | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Impairment	(271)
Exchange differences	(4)
Ending balance	$ (275)